ALLOWANCE FOR LOAN LOSSES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Beginning Balance	$ 17,195	$ 19,123	$ 19,486		$ 20,865				$ 21,223	$ 17,299	$ 20,865	$ 20,865	$ 21,223	$ 24,063
Charge-offs	(1,324)		(2,156)							(4,584)	(7,357)	(12,015)	(15,872)	(24,555)
Recoveries	695		243							1,951	765	1,099	1,714	1,215
Provision	200	2,500	1,550	1,050	2,250	2,500	2,700	2,850	5,750	2,100	4,850	7,350	13,800	20,500
Ending balance	16,766	17,299	19,123	19,486		20,865				16,766	19,123	17,299	20,865	21,223
Ending balance individually evaluated for impairment	7,220	7,338	7,714			9,033				7,220	7,714	7,338	9,033	6,946
Ending balance collectively evaluated for impairment	9,546	9,961	11,409			11,832				9,546	11,409	9,961	11,832	14,277
Ending balance	16,766	17,299	19,123	19,486		20,865				16,766	19,123	17,299	20,865	21,223
Loans:
Ending balance individually evaluated for impairment	61,557	67,249	72,134			70,803				61,557	72,134	67,249	70,803	78,538
Ending balance collectively evaluated for impairment	549,371	560,000	577,593			608,672				549,371	577,593	560,000	608,672	674,349
Ending balance	610,928	627,249	649,727			679,475				610,928	649,727	627,249	679,475	752,887
Agriculture and Agricultural Real Estate [Member]
Allowance for loan losses:
Beginning Balance	109		0		64				77	76	64	64	77	142
Charge-offs	0		0							0	0	(97)	0	0
Recoveries	0		0							0	0	0	1	1
Provision	28		13							61	(51)	109	(14)	(66)
Ending balance	137	76	13			64				137	13	76	64	77
Ending balance individually evaluated for impairment	1	0	0			64				1	0	0	64	74
Ending balance collectively evaluated for impairment	136	76	13			0				136	13	76	0	3
Ending balance	137	76	13			64				137	13	76	64	77
Loans:
Ending balance individually evaluated for impairment	424	409	784			1,078				424	784	409	1,078	656
Ending balance collectively evaluated for impairment	14,898	11,595	13,976			14,853				14,898	13,976	11,595	14,853	19,797
Ending balance	15,322	12,004	14,760			15,931				15,322	14,760	12,004	15,931	20,453
Commercial [Member]
Allowance for loan losses:
Beginning Balance	2,442		2,781		2,184				3,875	2,224	2,184	2,184	3,875	6,360
Charge-offs	(162)		(68)							(564)	(330)	(499)	(1,893)	(2,907)
Recoveries	24		77							287	246	347	376	219
Provision	(409)		110							(52)	800	192	(174)	203
Ending balance	1,895	2,224	2,900			2,184				1,895	2,900	2,224	2,184	3,875
Ending balance individually evaluated for impairment	1,133	1,316	1,809			700				1,133	1,809	1,316	700	2,016
Ending balance collectively evaluated for impairment	762	908	1,091			1,484				762	1,091	908	1,484	1,859
Ending balance	1,895	2,224	2,900			2,184				1,895	2,900	2,224	2,184	3,875
Loans:
Ending balance individually evaluated for impairment	3,175	4,519	5,196			2,566				3,175	5,196	4,519	2,566	10,075
Ending balance collectively evaluated for impairment	62,078	53,675	53,787			61,196				62,078	53,787	53,675	61,196	66,708
Ending balance	65,253	58,194	58,983			63,762				65,253	58,983	58,194	63,762	76,783
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning Balance	7,556		8,737		9,351				9,040	7,551	9,351	9,351	9,040	8,331
Charge-offs	(728)		(1,337)							(2,596)	(4,399)	(8,156)	(7,456)	(10,024)
Recoveries	427		13							717	35	80	324	295
Provision	453		1,706							2,036	4,132	6,276	7,443	10,438
Ending balance	7,708	7,551	9,119			9,351				7,708	9,119	7,551	9,351	9,040
Ending balance individually evaluated for impairment	2,893	2,084	3,483			3,906				2,893	3,483	2,084	3,906	2,958
Ending balance collectively evaluated for impairment	4,815	5,467	5,636			5,445				4,815	5,636	5,467	5,445	6,082
Ending balance	7,708	7,551	9,119			9,351				7,708	9,119	7,551	9,351	9,040
Loans:
Ending balance individually evaluated for impairment	35,769	36,471	41,684			36,424				35,769	41,684	36,471	36,424	42,326
Ending balance collectively evaluated for impairment	232,999	246,543	251,586			270,651				232,999	251,586	246,543	270,651	281,025
Ending balance	268,768	283,014	293,270			307,075				268,768	293,270	283,014	307,075	323,351
Construction Real Estate [Member]
Allowance for loan losses:
Beginning Balance	1,889		2,011		2,632				3,285	2,401	2,632	2,632	3,285	2,351
Charge-offs	(30)		(429)							(67)	(1,030)	(1,036)	(2,177)	(5,303)
Recoveries	49		66							337	207	240	81	22
Provision	(278)		23							(1,041)	(138)	565	1,443	6,215
Ending balance	1,630	2,401	1,671			2,632				1,630	1,671	2,401	2,632	3,285
Ending balance individually evaluated for impairment	1,333	1,820	772			1,394				1,333	772	1,820	1,394	876
Ending balance collectively evaluated for impairment	297	581	899			1,238				297	899	581	1,238	2,409
Ending balance	1,630	2,401	1,671			2,632				1,630	1,671	2,401	2,632	3,285
Loans:
Ending balance individually evaluated for impairment	5,704	7,410	6,607			8,589				5,704	6,607	7,410	8,589	8,398
Ending balance collectively evaluated for impairment	9,360	11,009	11,892			14,834				9,360	11,892	11,009	14,834	37,912
Ending balance	15,064	18,419	18,499			23,423				15,064	18,499	18,419	23,423	46,310
Residential Real Estate [Member]
Allowance for loan losses:
Beginning Balance	4,787		5,643		6,227				4,596	4,715	6,227	6,227	4,596	6,382
Charge-offs	(351)		(225)							(1,167)	(1,420)	(2,031)	(4,097)	(5,370)
Recoveries	162		54							481	157	274	689	119
Provision	24		(668)							593	(160)	245	5,039	3,465
Ending balance	4,622	4,715	4,804			6,227				4,622	4,804	4,715	6,227	4,596
Ending balance individually evaluated for impairment	1,750	1,994	1,575			2,923				1,750	1,575	1,994	2,923	973
Ending balance collectively evaluated for impairment	2,872	2,721	3,229			3,304				2,872	3,229	2,721	3,304	3,623
Ending balance	4,622	4,715	4,804			6,227				4,622	4,804	4,715	6,227	4,596
Loans:
Ending balance individually evaluated for impairment	16,122	18,051	17,600			21,929				16,122	17,600	18,051	21,929	16,948
Ending balance collectively evaluated for impairment	215,422	222,281	230,555			233,626				215,422	230,555	222,281	233,626	252,205
Ending balance	231,544	240,332	248,155			255,555				231,544	248,155	240,332	255,555	269,153
Consumer and Other [Member]
Allowance for loan losses:
Beginning Balance	412		314		407				350	332	407	407	350	497
Charge-offs	(53)		(97)							(190)	(178)	(196)	(249)	(951)
Recoveries	33		33							129	120	158	243	559
Provision	382		366							503	267	(37)	63	245
Ending balance	774	332	616			407				774	616	332	407	350
Ending balance individually evaluated for impairment	110	124	75			46				110	75	124	46	49
Ending balance collectively evaluated for impairment	664	208	541			361				664	541	208	361	301
Ending balance	774	332	616			407				774	616	332	407	350
Loans:
Ending balance individually evaluated for impairment	363	389	263			217				363	263	389	217	135
Ending balance collectively evaluated for impairment	14,614	14,897	15,797			13,512				14,614	15,797	14,897	13,512	16,702
Ending balance	$ 14,977	$ 15,286	$ 16,060			$ 13,729				$ 14,977	$ 16,060	$ 15,286	$ 13,729	$ 16,837